3. Property and Equipment: Property, Plant and Equipment (Details) - USD ($)		Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment, Gross		$ 876,014	$ 857,638
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(662,493)	(535,820)
Property and equipment, net	[1]	213,521	321,818
Machinery and Equipment
Property, Plant and Equipment, Gross		38,971	38,971
Mobile Consoles
Property, Plant and Equipment, Gross		798,667	798,667
Automobiles
Property, Plant and Equipment, Gross		18,376
Furniture and Fixtures
Property, Plant and Equipment, Gross		$ 20,000	$ 20,000

[1]	See Note 3.